OTHER CURRENT ASSETS (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
OTHER CURRENT ASSETS
Recoverable VAT	$ 41,723	$ 20,051
Prepaid expenses	186,476	53,696
Deferred tax assets	8,795	9,852
Interest receivable - related party	673	2,503
Other	323	48
Total	$ 237,990	$ 86,150